UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Convery
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

  John Convery               Portland, OR             April 9, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     none
                                                  -----------------------

Form 13F Information Table Entry Total:                 35
                                                  -----------------------

Form 13F Information Table Value Total:            $254864(x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc                 COM       032654105       894     19224                  Sole                19224
Berkshire Hathaway Cl B           CL B       084670108       296      2840                  Sole                 2840
Spdr Index Shs fds      DJ Intl RL ETF       78463x863       365      8477                  Sole                 8477
Energizer Hldgs Inc                COM       29266r108       256      2570                  Sole                 2570
Exxon Mobil                        COM       30231G102       370      4104                  Sole                 4104
Intel Corp                         COM       458140100      1347     61680                  Sole                61680
International Bus Machs            COM       459200101       522      2445                  Sole                 2445
iShares Tr                Barcly 3-7Yr       464288661      2693     21811                  Sole                21811
iShares Tr               Barcly TIP Bd       464287176      2399     19780                  Sole                19780
iShares Tr               MSCI EAFE Idx       464287465       467      7916                  Sole                 7916
iShares Tr                 Russ1000GRW       464287614       397      5565                  Sole                 5565
iShares Tr                 Russ1000VAL       464287598       322      3965                  Sole                 3965
iShares Tr                  Russel2000       464287655       205      2175                  Sole                 2175
iShares Tr              Russ Mcrcp Idx       464288869       365      6230                  Sole                 6230
McDonalds Corp                     COM       580135101       405      4059                  Sole                 4059
Microsoft Corp                     COM       594918104       401     14004                  Sole                14004
Northwest Natural Gas Co           COM       667655104       391      8928                  Sole                 8928
Pepsico Inc                        COM       713448108       711      8984                  Sole                 8984
Portland Gen Elec Co           COM NEW       736508847       303      9982                  Sole                 9982
Schwab Stratgc Tr       Intrm Trm Tres       808524854      3671     67759                  Sole                67759
Schwab Stratgc Tr         Intl EqtyETF       808524805       323     11595                  Sole                11595
Schwab Stratgc Tr        Intl SceqtETF       808524888       205      7278                  Sole                 7278
Schwab Stratgc Tr        US Lcap VaETF       808524409       210      5908                  Sole                 5908
Schwab Stratgc Tr        US Sml CapETF       808524607       326      7597                  Sole                 7597
Schwab Stratgc Tr          US TIPS ETF       808524870      1504     25922                  Sole                25922
Starbucks                          COM       855244109       659     11563                  Sole                11563
Sunpower Corp                      COM       867652406       483     41840                  Sole                41840
United Parcel Service Inc         CL B       911312106       281      3276                  Sole                 3276
Vanguard Index Fds          Growth ETF       922908736     47404    611584                  Sole               611584
Vanguard Intl Equ Idx F    GlbEX USETF       922042676     11459    199707                  Sole               199707
Vanguard Idx Fds REITEtf      REIT ETF       922908553     28134    398890                  Sole               398890
Vanguard Idx Fds           Small CpETF       922908751     35941    394305                  Sole               394305
Vanguard Idx Fds           Tot Stk Mrk       922908769     24130    298053                  Sole               298053
Vanguard Idx Fds             Value ETF       922908744     86776   1324219                  Sole              1324219
Yum Brands Inc                     COM       988498101       249      3456                  Sole                 3456


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